Income Taxes - Reconciliation of the Company's statutory income tax rate to the Company's effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the Company's statutory income tax rate to the Company's effective income tax rate
Income at US statutory rate	21.00%	21.00%
State taxes, net of federal benefit	3.85%	1.56%
Change in Fair Value of Derivative Liability	6.66%
Revaluation of Warrants	35.95%
Warrant Issuance Costs	(7.34%)
Loss on Issuance of Preferred Stock	(28.53%)
Change in State Rate	11.25%
Valuation allowance	(43.74%)	(23.98%)
Other	0.90%	1.42%
Effective income tax rate	0.00%	0.00%